CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CIK0001853021 Metals Acquisition Corp - USD ($)	Class A Ordinary Shares Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 10, 2021		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 10, 2021		0
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A ordinary shares subject to possible redemption					(38,782,274)
Class B ordinary share issued to Sponsor		$ 719	24,281		25,000
Class B ordinary share issued to Sponsor (in shares)		7,187,500
Capital contribution for sale of Class B shares to Anchor Investors			11,107,653		$ 11,107,653
Forfeiture of 558,805 founder shares		$ (56)	56
Forfeiture of 558,805 founder shares (in shares)		(558,805)			558,805
Adjustment To Additional Paid In Capital, Deferred Underwriting Fee					$ 9,280,173
Change in Class A ordinary shares subject to possible redemption			(11,131,990)	(27,650,284)	(38,782,274)
Remeasurement of Class A ordinary shares subject to possible redemption					(38,782,274)
Net loss				10,815,018	10,815,018
Balance at the end at Dec. 31, 2021	$ 0	$ 663	0	(16,835,266)	(16,834,603)
Balance at the end (in shares) at Dec. 31, 2021	0	6,628,695
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A ordinary shares subject to possible redemption				(25,233)	(25,233)
Net loss				(5,848,813)	(5,848,813)
Balance at the end at Mar. 31, 2022		$ 663		(22,709,312)	(22,708,649)
Balance at the end (in shares) at Mar. 31, 2022		6,628,695
Balance at the beginning at Dec. 31, 2021	$ 0	$ 663	0	(16,835,266)	(16,834,603)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,628,695
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A ordinary shares subject to possible redemption					(3,760,916)
Contribution of conversion price in excess of fair value of warrants			720,800		720,800
Stock compensation			224,250		224,250
Remeasurement of Class A ordinary shares subject to possible redemption			(945,050)	(2,815,866)	(3,760,916)
Net loss				(4,742,618)	(4,742,618)
Balance at the end at Dec. 31, 2022	$ 0	$ 663	0	(24,393,750)	(24,393,087)
Balance at the end (in shares) at Dec. 31, 2022	0	6,628,695
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A ordinary shares subject to possible redemption			(266,784)	(2,581,866)	(2,848,650)
Amount in excess of the face value over the present value on related party promissory note			68,744		68,744
Contribution of conversion price in excess of fair value of warrants			198,040		198,040
Remeasurement of Class A ordinary shares subject to possible redemption					(2,848,650)
Net loss				(5,227,142)	(5,227,142)
Balance at the end at Mar. 31, 2023	$ 0	$ 663	$ 0	$ (32,202,758)	$ (32,202,095)
Balance at the end (in shares) at Mar. 31, 2023		6,628,695